Reconciliation to Form 5500 - Reconciliation of Net Increase per the Financial Statement to Form 5500 (Details) - Retirement Savings Plan $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net increase per the financial statements	$ 1,838,916
Active participants with delinquent loans for 2024	11,805
Active participants with delinquent loans for 2025	(12,343)
Adjustment from contract value to fair value for fully benefit-responsive investment contracts held in the Master Trust for 2024	68,766
Adjustment from contract value to fair value for fully benefit-responsive investment contracts held in the Master Trust for 2025	(32,068)
Net income per Form 5500	$ 1,875,076